[THE EAGLE INTERNATIONAL EQUITY PORTFOLIO LOGO]


ANNUAL REPORT



October 31, 1997




EAGLE
ASSET MANAGEMENT INC.

880 Carillon Parkway  P.O. Box 10520
St. Petersburg, FL  33733-0520
(813) 573-2453  (800) 237-3101

                                                               December 12, 1997

Dear Fellow Shareholders:

We are pleased to provide you with the annual report for the Eagle International Equity Portfolio (the "Fund") of Heritage Series Trust for the fiscal year ended October 31, 1997. For this period, the Eagle class of shares of your Fund appreciated by 9.98% as compared to a return of +4.63% for the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE Index"). For this period, the average performance of the International Funds category of mutual funds as reported by Lipper Analytical Services, Inc. was +9.60%. As you will see from the chart on page 4, your Fund has outperformed the EAFE Index for the period from the Fund's inception on May 1, 1995 through October 31, 1997. Your Fund also offers class A and class C shares. The financial and investment performance information for all classes of shares of your Fund is presented in this annual report.

The investment subadviser for your Fund is Martin Currie, Inc. of Edinburgh, Scotland. In the market commentary that follows, Martin Currie discusses the performance of the Fund's investments among the various markets of the world. Because the Fund's assets are allocated not only to developed markets, but also to emerging markets around the world, we believe your Fund should be considered a core international holding in your overall investment portfolio. We hope you find the comments of Martin Currie, Inc. helpful in understanding how your investment portfolio has been managed during a period of exceptional turbulence in many of the world's stock markets.

On behalf of all of us at Eagle and Heritage, thank you for your continuing investment in the Eagle International Equity Portfolio. We look forward to serving your investment needs for years to come.

Sincerely,                                 Sincerely,

/s/ Stephen G. Hill                        /s/ Richard K. Riess

Stephen G. Hill                            Richard K. Riess
President                                  President
Heritage Series Trust                      Eagle Asset Management, Inc.
Eagle International Equity Portfolio

                                  ANNUAL REPORT

MARKET COMMENTARY from MARTIN CURRIE, INC.                      December 5, 1997
Subadviser Eagle International Equity Portfolio

The Eagle International Equity Portfolio (the "Fund") invests a substantial portion of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The countries in which it invests are selected for their ability to generate high real rates of economic growth, consistent with reasonable political and currency stability. Individual securities are selected following an intensive research process, designed to screen out companies with either weak financial structures, market positions or poor management. The ability to produce premium growth in earnings is paramount.

In the twelve months to October 31, 1997, the Fund continued to outperform the EAFE Index. While the UK and Continental European markets moved strongly ahead, the collapse of many southeast Asian markets and weakness of the Japanese market and currency have impacted on confidence in international markets in general. A substantial exposure to the UK market, good stock selection against a weak Japanese index and investments in Latin America have enabled the Fund to place in the top half of the Lipper rankings for our category.

The UK market (22% of net assets) has benefited from the support of bonds, good liquidity and corporate activity. We remain overweight against the industry average and EAFE Index. The best performing stocks have included financials, such as Lloyds TSB Group and Royal Bank of Scotland Group, while consumer stocks such as Marks & Spencer have recovered. The Sterling's strength has held back export stocks. The new Labour administration's public support for the Europe's Economic and Monetary Union (EMU) has raised the prospect of yet lower bond yields in the UK.

CONTINENTAL EUROPE (37% of net assets) has been pushed ahead by corporate restructuring and significant efforts to improve returns for shareholders. We added to the region over the period. Novartis, Rhone-Poulenc, and Philips Electronics rose strongly as their restructuring plans bore fruit. Domestic growth has begun to pick up while Maastricht targets look closer to being met. A rights issue from Volkswagen upset markets in the third quarter but EMU disciplines will ensure the restructuring theme will persist. Asian turmoil has impacted on individual stocks, such as ABB with its Malaysian contracts or Gucci, reliant on the Japanese consumer, rather than the region as a whole.

The JAPANESE market (17% of net assets) has continued to weaken and the yen has fallen further against the dollar. We reduced our exposure over the period and removed the final part of the currency hedge. Despite a relaxed monetary policy, economic forecasts continue to be reduced. Great sector polarisation has continued with export related "blue chips", where we are overweight, performing relatively well. Financials, utilities, construction, and domestic plays have suffered. The collapse of the southeast Asian financial markets and demand (particularly Korean) have put back further the hope of economic recovery for Japan. However, current bankruptcies among major financial conglomerates should be regarded as an encouraging sign; the Japanese authorities are at last tackling the underlying structural problems of uncompetitive practices and cross share ownership which have beset both the stock market and economy for years. Service sector confidence and a revival of the property market are prerequisites to economic recovery. This is proceeding very slowly.

Returns for the rest of ASIA (7% of net assets) have been dramatically weak. A combination of rising interest rates to protect local currencies, slowing growth and destocking in traditional export markets has resulted in savage market collapses. Worst affected have been Thailand, Korea and Malaysia. The Philippines, Singapore and ultimately Hong Kong were caught in the wake. We substantially reduced our exposure to the region over the period, held nothing in Thailand and Korea, and remained underweight to Singapore and Malaysia. The sale of a large proportion of our

                                2  ANNUAL REPORT

Hong Kong assets in the summer, prior to the market's collapse in October, helped relative returns. Australia, India and Hong Kong now make up the bulk of our exposure to the region.

LATIN AMERICA (6% of net assets) represents the majority of exposure to non-index markets. We took profits in the region over the second quarter, with the current portfolio concentrated on Mexico, Brazil, Venezuela, Chile and Argentina. After a dramatic recovery in the earlier part of year, the Asian crisis has seen a withdrawal of capital. The most vulnerable markets have been Argentina (with its dollar link) and Brazil (with its current account deficit and deteriorating trade deficit). We reduced both positions. Looking into 1998, the region looks oversold and risk premiums should decline. The earnings outlook is still robust.

On behalf of all of us at Martin Currie, Inc., we appreciate the confidence you have in us. We look forward to reporting to you again in the Spring of 1998.

                                3  ANNUAL REPORT

                         GROWTH OF A $10,000 INVESTMENT
    SINCE INCEPTION OF THE HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY
                     PORTFOLIO-EAGLE SHARES ON MAY 1, 1995

                         [PORTFOLIO EAGLE SHARES CHART]

The graph contained in the annual report compares the performance of the Heritage Series Trust - Eagle International Equity Portfolio Eagle Shares with the Morgan Stanley Capital International EAFE Index from inception of Eagle Shares (May 1, 1995) through October 31, 1997.

                         GROWTH OF A $10,000 INVESTMENT
    SINCE INCEPTION OF THE HERITAGE SERIES TRUST-EAGLE INTERNATIONAL EQUITY
               PORTFOLIO-CLASS A & C SHARES ON DECEMBER 27, 1995

                         [PORTFOLIO CLASS A & C CHART]

The graph contained in the annual report compares the performance of the Heritage Series Trust - Eagle International Equity Portfolio Class A and C Shares with the Morgan Stanley Capital International EAFE Index from inception of Class A and C Shares (December 27, 1995) through October 31, 1997.

*Average annual total returns for Heritage Series Trust-Eagle International Equity Portfolio are calculated in conformance with Item 22 of Form N-1A, which assumes the reinvestment of dividends and a sales load of 4.75% for Class A Shares. These returns are calculated based on the published net asset value.

                                4  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1997

                                                                                 MARKET
    SHARES                                                                        VALUE
    ------                                                                       ------
COMMON STOCKS--87.8%(A)
-----------------------
  ARGENTINA--0.5%
  ---------------
         17,843  Compania Perez Companc SA...................................  $   111,765
          3,000  Telefonica de Argentina, ADR................................       84,375
                                                                               -----------
                                                                                   196,140
                                                                               -----------
  AUSTRALIA--1.5%
  ---------------
         70,000  John Fairfax Holdings, Ltd..................................      154,574
          6,000  Lend Lease Corporation......................................      122,872
         33,000  Mayne Nickless, Ltd.........................................      150,847
         43,000  News Corporation, Ltd.......................................      190,813
                                                                               -----------
                                                                                   619,106
                                                                               -----------
  AUSTRIA--0.9%
  -------------
          2,200  V.A. Technologie AG.........................................      390,374
                                                                               -----------
  BELGIUM--1.3%
  -------------
          1,300  Generale de Banque..........................................      531,752
                                                                               -----------
  BRAZIL--1.8%
  -------------
         15,500  Centrais Electricas Brasileiras, ADR........................      341,000
         10,000  Petroleo Brasileiro.........................................      190,000
          2,200  Telecomunicacues Brasileiras, ADR...........................      223,300
                                                                               -----------
                                                                                   754,300
                                                                               -----------
  CHILE--0.6%
  ------------
          8,500  Compania de Telefonos de Chile SA, ADR......................      235,875
                                                                               -----------
  DENMARK--1.5%
  -------------
          5,717  Novo Nordisk................................................      619,327
                                                                               -----------
  FRANCE--6.9%
  -------------
          9,400  AXA-UAP Groupe..............................................      643,696
          4,859  Compagnie Generale..........................................      566,915
          2,950  L'Air Liquide SA............................................      457,721
         17,000  Rhone-Poulenc SA............................................      741,213
          8,940  Schneider SA................................................      477,358
                                                                               -----------
                                                                                 2,886,903
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                                5  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1997
                                  (CONTINUED)

                                                                                 MARKET
    SHARES                                                                        VALUE
    ------                                                                       ------
  GERMANY--11.2%
  --------------
            700  Bayerische Motoren Werke AG.................................  $   506,381
         11,700  Deutsche Bank AG............................................      765,611
         16,300  Hoechst AG..................................................      620,304
          1,600  Mannesmann AG...............................................      675,716
          1,700  Preussag AG.................................................      440,828
          2,900  SGL Carbon AG...............................................      407,124
         15,001  VEBA AG.....................................................      836,290
            700  Volkswagen AG...............................................      413,795
                                                                               -----------
                                                                                 4,666,049
                                                                               -----------
  HONG KONG--2.2%
  ---------------
          6,500  Amoy Properties, Ltd........................................        5,591
         14,800  Cheung Kong Holdings, Ltd...................................      102,891
         26,000  China Light and Power Company, Ltd..........................      136,869
         26,100  Citic Pacific, Ltd..........................................      124,905
        112,000  First Pacific Bank..........................................       70,620
          3,496  HSBC Holdings...............................................       79,131
         19,500  Hutchison Whampoa, Ltd......................................      134,935
         48,400  New World Development, Ltd..................................      170,275
         18,000  Swire Pacific, Ltd, Class "A"...............................       96,152
                                                                               -----------
                                                                                   921,369
                                                                               -----------
  INDIA--1.4%
  ------------
          8,032  Indian Opportunities Fund, Ltd.(c) .........................       81,446
         30,500  Schroder India Fund.........................................      320,189
         12,000  Videsh Sanchar Nigam, Ltd...................................      165,600
                                                                               -----------
                                                                                   567,235
                                                                               -----------
  INDONESIA--1.1%
  ---------------
        750,000  Bank International Indonesia................................      161,234
        316,000  PT Telekumunikasi...........................................      293,648
                                                                               -----------
                                                                                   454,882
                                                                               -----------
  ITALY--1.8%
  ------------
         80,472  ENI.........................................................      452,506
          8,000  Gucci NV....................................................      291,000
                                                                               -----------
                                                                                   743,506
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                                6  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1997
                                  (CONTINUED)

                                                                                 MARKET
         SHARES                                                                   VALUE
         ------                                                                  ------
  JAPAN--15.8%
  -------------
         20,000  Canon, Incorporated.........................................  $   485,251
             41  DDI Corporation.............................................      136,951
         48,000  Hitachi, Ltd. ..............................................      368,924
         11,000  Honda Motor Corporation.....................................      370,170
          8,000  Ito-Yokado Company, Ltd. ...................................      397,507
         34,000  Kamigumi Company, Ltd. .....................................      153,968
          3,000  Mabuchi Motor Company, Ltd. ................................      167,013
         12,000  Marui Company, Ltd. ........................................      202,410
         54,000  Mitsubishi Heavy Industries.................................      265,177
         17,000  Mitsui Fudosan Company, Ltd. ...............................      192,106
         24,000  Nippon Express Company, Ltd. ...............................      129,223
          2,000  Riso Kagaku Corporation.....................................      117,823
          7,000  Rohm Company, Ltd. .........................................      692,148
     24,000,000  Sakura Finance..............................................      187,952
          4,000  Secom Company, Ltd..........................................      258,579
          7,000  Shimachu Company, Ltd.......................................      148,899
         10,000  Shin-Etsu Chemical Company, Ltd.............................      244,287
          7,000  Sony Corporation............................................      581,055
         17,000  Sumitomo Electric Industries, Ltd...........................      224,595
         15,000  Taisho Pharmaceutical Company...............................      383,880
         24,000  Toppan Printing Company, Ltd................................      301,122
          9,000  Toyota Motor Corporation....................................      250,519
         13,000  Yamanouchi Pharmaceuticals..................................      319,734
                                                                               -----------
                                                                                 6,579,293
                                                                               -----------
  MEXICO--2.0%
  -------------
         16,118  Cifra SA DE CV..............................................       32,063
         30,000  Corporation Industrial ALFA.................................      218,963
          4,000  Empresas ICA Sociedad Contro................................       53,250
        130,000  Grupo Financiero Banamex....................................      257,364
          5,800  Telefonos De Mexico.........................................      250,850
                                                                               -----------
                                                                                   812,490
                                                                               -----------
  NETHERLANDS--3.0%
  -----------------
         13,100  ING Groep NV................................................      549,910
          9,000  Philips Electronics NV......................................      704,610
                                                                               -----------
                                                                                 1,254,520
                                                                               -----------
  PHILIPPINES--0.3%
  -----------------
      1,920,000  Belle Corporation...........................................      144,487
                                                                               -----------
  SINGAPORE--0.5%
  ---------------
         24,000  Development Bank of Singapore...............................      224,000
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                                7  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1997
                                  (CONTINUED)

                                                                                 MARKET
         SHARES                                                                   VALUE
         ------                                                                  ------
  SPAIN--2.7%
  -----------
         19,035  Banco de Santander SA.......................................  $   533,221
         22,500  Telefonica de Espana SA.....................................      614,044
                                                                               -----------
                                                                                 1,147,265
                                                                               -----------
  SWEDEN--1.3%
  -------------
          6,100  Incentive AB................................................      534,266
                                                                               -----------
  SWITZERLAND--6.3%
  -----------------
          6,120  Credit Suisse Group.........................................      862,110
            617  Novartis AG.................................................      966,315
             90  Roche Holdings AG Genusscheine..............................      790,894
                                                                               -----------
                                                                                 2,619,319
                                                                               -----------
  UK--22.3%
  ------------
         67,000  Cable & Wireless, PLC.......................................      535,068
         57,000  General Electric Company, PLC...............................      364,118
         23,000  GKN, PLC....................................................      515,925
         26,500  Glaxo Wellcome, PLC.........................................      568,204
         33,200  Granada Group, PLC..........................................      457,865
        102,000  Ladbroke Group, PLC.........................................      456,919
         84,000  LASMO, PLC..................................................      387,560
         51,000  Lloyds TSB Group, PLC.......................................      637,461
         56,000  Marks & Spencer, PLC........................................      568,422
         24,000  McKechnie, PLC..............................................      202,538
         33,000  National Westminister Bank, PLC.............................      474,485
        111,000  NFC, PLC....................................................      251,411
         32,950  Reckitt & Colman, PLC.......................................      505,553
         43,100  Royal Bank of Scotland Group, PLC...........................      457,006
         58,558  Safeway, PLC................................................      381,439
         69,000  Scottish Power, PLC.........................................      516,311
         81,000  Shell Transport & Trading Company PLC.......................      574,508
         28,731  Smiths Industries, PLC......................................      416,960
         64,000  Unilever, PLC...............................................      476,750
         44,357  Wassall, PLC................................................      250,795
         34,000  Wolseley, PLC...............................................      283,364
                                                                               -----------
                                                                                 9,282,662
                                                                               -----------
  VENEZUELA--0.9%
  ---------------
          8,200  Compania Anonima Nacional Telefonos.........................      358,750
                                                                               -----------
                 Total Common Stocks (cost $34,543,491)......................   36,543,870
                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                                8  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1997
                                  (CONTINUED)

   PRINCIPAL                                                                    MATURITY     MARKET
    AMOUNT                                                                        DATE        VALUE
   ---------                                                                    --------   -----------
BONDS--1.5%(A)
-------------
 JAPAN--1.5%
  -------------
     $  311,000   MBL International Finance (Bermuda), 3.0%(d)................  11/30/02   $   317,026
     10,000,000   Namco, 4.7%(d)(e)...........................................  09/30/98       108,018
     23,000,000   Nitto Denko Corporation, 2.2%(d)(e).........................  03/31/99       217,100
                                                                                           -----------
                  Total Bonds (cost $697,855).................................                 642,144
                                                                                           -----------
Total investment portfolio excluding repurchase agreement (cost
$35,241,346)..................................................................              37,186,014
REPURCHASE AGREEMENT--7.0%(A)
-----------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated October
31, 1997, @ 5.58% to be repurchased at $2,899,348 on November 3, 1997, collateralized by $2,580,000 United States Treasury Notes, 7.875% due November
15, 2004, (market value of $2,968,034 including interest) (cost $2,898,000)...               2,898,000
                                                                                           -----------
TOTAL INVESTMENT PORTFOLIO (COST $38,139,346)(B) 96.3%(A).....................              40,084,014
OTHER ASSETS AND LIABILITIES, NET, 3.7%(A)....................................               1,530,909
                                                                                           -----------
NET ASSETS, 100%..............................................................             $41,614,923
                                                                                           ===========

(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $1,944,668 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $4,708,721 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,764,053.
(c) Martin Currie Investment Management Limited is the manager of the Indian Opportunities Fund, Ltd.
(d) Convertible bonds.
(e) Principal amount is stated in Japanese yen.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                                9  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1997
                                  (CONTINUED)

                                                                MARKET         % OF NET
INDUSTRY DIVERSIFICATION                                         VALUE          ASSETS
------------------------                                        ------         --------
Common Stocks
  Banking...................................................  $ 3,934,520         9.4%
  Basic Industries..........................................    2,858,725         6.9%
  Building Materials and Merchandise........................      283,364         0.7%
  Capital Goods.............................................    4,989,508        12.0%
  Consumer Goods and Services...............................    5,593,249        13.4%
  Diversified Industrials...................................      825,749         2.0%
  Electronic and Electrical Equipment.......................    1,068,728         2.6%
  Energy....................................................    1,217,451         2.9%
  Engineering...............................................    1,135,423         2.7%
  Finance...................................................    3,103,324         7.5%
  Foods.....................................................      476,750         1.2%
  Household Goods...........................................      505,553         1.2%
  Insurance.................................................      643,696         1.6%
  Leisure and Hotels........................................      914,784         2.2%
  Oil, Exploration and Production...........................      387,560         0.9%
  Oil, Integrated...........................................      764,508         1.8%
  Pharmaceuticals...........................................    1,271,818         3.1%
  Retail Trade..............................................    1,543,596         3.7%
  Telecommunications........................................    2,595,910         6.2%
  Transportation and Storage................................      685,449         1.6%
  Utilities.................................................    1,744,205         4.2%
Bonds.......................................................      642,144         1.5%
Repurchase Agreement........................................    2,898,000         7.0%
                                                              -----------       ------
Total Investments...........................................  $40,084,014        96.3%
                                                              ===========       ======

    The accompanying notes are an integral part of the financial statements.

                               10  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997

Assets
------
Investments, at market value (identified cost $35,241,346)
  (Note 1)..................................................              $37,186,014
Repurchase agreement (identified cost $2,898,000) (Note
  1)........................................................                2,898,000
Cash........................................................                      969
Foreign currency (cost $192,758)............................                  192,612
Receivables:
  Investments sold..........................................                2,155,873
  Fund shares sold..........................................                  149,363
  Dividends and interest....................................                   62,864
  Foreign taxes recoverable.................................                   52,320
Deferred organizational expenses (Note 1)...................                   26,000
Deferred state/federal registration expenses (Note 1).......                    6,621
Prepaid insurance...........................................                    2,488
                                                                          -----------
        Total assets........................................               42,733,124
Liabilities
-----------
Payables (Note 4):
  Investments purchased.....................................  $853,462
  Accrued management fee....................................    51,036
  Other accrued expenses....................................    68,977
  Accrued distribution fee..................................    33,284
  Fund shares redeemed......................................   111,442
                                                              --------
        Total liabilities...................................                1,118,201
                                                                          -----------
Net assets, at market value.................................              $41,614,923
                                                                          ===========
Net Assets
----------
Net assets consist of:
  Paid-in capital...........................................               38,658,990
  Accumulated net realized gain (Notes 1 and 5).............                1,049,917
  Distribution in excess of net investment income...........                  (40,256)
  Net unrealized appreciation on investments and other
    assets and liabilities denominated in
    foreign currencies......................................                1,946,272
                                                                          -----------
Net assets, at market value.................................              $41,614,923
                                                                          ===========
Eagle Class Shares
------------------
Net asset value, redemption and offering price per share
  ($31,724,827 divided by 1,331,303 shares of beneficial
  interest outstanding, no par value) (Notes 1 and 2).......                   $23.83
                                                                               ======
Class A Shares
--------------
Net asset value and redemption price per share ($6,131,182
  divided by 255,762 shares of beneficial interest
  outstanding, no par value) (Notes 1 and 2)................                   $23.97
                                                                               ======
Maximum offering price per share (100/95.25 of $23.97)......                   $25.17
                                                                               ======
Class C Shares
--------------
Net asset value and offering price per share ($3,758,914
  divided by 158,392 shares of beneficial interest
  outstanding, no par value) (Notes 1 and 2)................                   $23.73
                                                                               ======

    The accompanying notes are an integral part of the financial statements.

                               11  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1997

Investment Income
-----------------
Income:
  Dividends (net of $77,808 foreign withholding taxes)......              $  621,961
  Interest (net of $207 foreign withholding taxes)..........                 132,268
                                                                          ----------
        Total income........................................                 754,229
Expenses (Notes 1 and 4):
  Management fee............................................  $351,913
  Distribution fee (Eagle Shares)...........................   275,084
  Distribution fee (Class A Shares).........................    12,772
  Distribution fee (Class C Shares).........................    25,783
  Shareholder servicing fees (Eagle Shares).................     8,242
  Shareholder servicing fees (Class A Shares)...............     7,663
  Shareholder servicing fees (Class C Shares)...............     3,867
  Custodian/Fund accounting fees............................   146,869
  State/Federal registration expenses.......................    37,140
  Professional fees.........................................    59,490
  Reports to shareholders...................................    27,053
  Organization expenses.....................................    10,400
  Trustees' fees and expenses...............................     7,641
  Insurance expense.........................................     3,312
  Other.....................................................       106
                                                              --------
        Total expenses before fee waiver....................   977,335
        Fees waived by Manager..............................   (91,433)      885,902
                                                              --------    ----------
Net investment loss.........................................                (131,673)
                                                                          ----------
Realized and Unrealized Gain (Loss) on Investments
--------------------------------------------------
Net realized gain from investment transactions..............               1,149,279
Net realized gain from foreign currency transactions........                 200,478
Net increase in unrealized appreciation of investments
  during the year...........................................               1,394,725
Net decrease in unrealized appreciation from foreign
  currency during the year..................................                (142,713)
                                                                          ----------
        Net gain on investments.............................               2,601,769
                                                                          ----------
Net increase in net assets resulting from operations........              $2,470,096
                                                                          ==========

    The accompanying notes are an integral part of the financial statements.

                               12  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEARS ENDED
                                                                ------------------------------------
                                                                OCTOBER 31, 1997    OCTOBER 31, 1996
                                                                ----------------    ----------------
  Eagle International Equity Portfolio
  ----------------------------
  Increase (decrease) in net assets:
  Operations:
    Net investment income (loss)..............................    $  (131,673)        $     1,400
    Net realized gain on investment transactions..............      1,149,279             176,463
    Net realized gain from foreign currency transactions......        200,478             236,722
    Net increase in unrealized appreciation of investments
      during the year.........................................      1,394,725             589,606
    Net increase (decrease) in unrealized appreciation from
      foreign currency during the year........................       (142,713)            142,373
                                                                  -----------         -----------
    Net increase in net assets resulting from operations......      2,470,096           1,146,564
                                                                  -----------         -----------
  Distribution to shareholders from:
    Net investment income Eagle Shares, ($0.31 and $0.01 per
      share, respectively)....................................       (318,525)             (7,915)
    Net investment income Class A Shares, ($0.44 per share)...        (62,318)                 --
    Net investment income Class C Shares, ($0.34 per share)...        (18,908)                 --
    Net realized gains Eagle Shares, ($0.17 and $0.47 per
      share, respectively)....................................       (172,431)           (254,085)
    Net realized gains Class A Shares, ($0.17 per share)......        (23,850)                 --
    Net realized gains Class C Shares, ($0.17 per share)......         (9,263)                 --
  Increase in net assets from Fund share transactions (Note
    2)........................................................     13,835,836          15,059,163
                                                                  -----------         -----------
  Increase in net assets......................................     15,700,637          15,943,727
  Net assets, beginning of year...............................     25,914,286           9,970,559
                                                                  -----------         -----------
  Net assets, end of year (including distribution in excess of net investment income of $40,256 and undistributed net
    investment income of $230,207, respectively)..............    $41,614,923         $25,914,286
                                                                  ===========         ===========

    The accompanying notes are an integral part of the financial statements.

                               13  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  CLASS A SHARES*    CLASS C SHARES*
                                                           EAGLE SHARES*           FOR THE YEARS      FOR THE YEARS
                                                        FOR THE YEARS ENDED            ENDED              ENDED
                                                      ------------------------    ---------------    ---------------
                                                       1997     1996    1995+      1997    1996++     1997    1996++
                                                      ------   ------   ------    ------   ------    ------   ------
NET ASSET VALUE, BEGINNING OF YEAR..................  $22.14   $20.79   $20.00    $22.25   $21.11    $22.12   $21.11
                                                      ------   ------   ------    ------   ------    ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(a)...................   (0.11)   (.01)     (.03)    0.05       .10     (0.13)    (.07)
  Net realized and unrealized gain on investments...    2.28    1.84       .82     2.28      1.04      2.25     1.08
                                                      ------   ------   ------    ------   ------    ------   ------
Total from investment operations....................    2.17    1.83       .79     2.33      1.14      2.12     1.01
                                                      ------   ------   ------    ------   ------    ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment income..............   (0.31)   (.01)       --    (0.44)       --     (0.34)      --
  Distributions from net realized gains.............   (0.17)   (.47)       --    (0.17)       --     (0.17)      --
                                                      ------   ------   ------    ------   ------    ------   ------
Total Distributions.................................   (0.48)   (.48)       --    (0.61)       --     (0.51)      --
                                                      ------   ------   ------    ------   ------    ------   ------
NET ASSET VALUE, END OF YEAR........................  $23.83   $22.14   $20.79    $23.97   $22.25    $23.73   $22.12
                                                      ======   ======   ======    ======   ======    ======   ======
TOTAL RETURN (%)(D).................................    9.98(e)  8.93     3.95(c) 10.71(e)   5.40(c)   9.79(e)   4.78(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net
    assets(a).......................................    2.60    2.60      2.60(b)  1.97      1.97(b)   2.72     2.72(b)
  Net investment income (loss) to average daily net
    assets..........................................   (0.47)   (.02)     (.33)(b)   .22      .44(b)   (.52)    (.32)(b)
  Portfolio turnover rate(c)........................      50      59        61       50        59        50       59
  Average commission rate on portfolio
    transactions....................................  $.0164   $.0289       --    $.0164   $.0289    $.0164   $.0289
  Net assets, end of year ($ millions)..............      32      22        10        6         3         4        1

---------------

 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
 + For the period May 1, 1995 (commencement of operations) to October 31, 1995. ++ For the period December 27, 1995 (commencement of Class A and Class C Shares)
   to October 31, 1996.
(a)Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.06, $.16 and $.17 per Eagle Share, respectively. The operating expense ratios including such items would have been 2.86%, 3.31% and 5.09% (annualized) for Eagle Shares, respectively. Excludes management fees waived by the Manager in the amount of $.06 and $.16 per Class A Share, respectively. The operating expense ratio including such items would have been 2.23% and 2.69% (annualized) for Class A Shares, respectively. Excludes management fees waived by the Manager in the amount of $.06 and $.16 per Class C Share, respectively. The operating expense ratio including such items would have been 2.98% and 3.44% (annualized) for Class C Shares, respectively.
(b)Annualized.
(c)Not annualized.
(d)Calculated without the imposition of a sales load.
(e)These returns are calculated based on the published net asset value.

    The accompanying notes are an integral part of the financial statements.

                               14  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of four separate investment portfolios, the Eagle International Equity Portfolio (the "Fund"), the Small Cap Stock Fund, the Value Equity Fund and the Growth Equity Fund. The Fund primarily seeks capital appreciation principally through investment in an international portfolio of equity securities.

        The Fund currently offers Eagle Class, Class A and Class C Shares. The Eagle Class of shares are subject to certain minimum investment requirements and are sold without any sales charge. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions less than one year after purchase. The financial statements for the Small Cap Fund, Growth Equity Fund and Value Equity Fund are presented separately. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates its daily net asset value per share. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at cost which, when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from foreign currency transactions include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

        Forward Foreign Currency Contracts: The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Net Realized Gains: Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

                               15  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income (accumulated net investment loss) and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets of dividend eligible shares. All expenses that are directly attributable to a specific class of shares, such as distribution and shareholder servicing fees, are charged directly to that class.

Note 2: FUND SHARES. At October 31, 1997, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Eagle Shares, A Shares and C Shares of the Eagle International Equity Portfolio during the year ended October 31, 1997 and 1996 were as follows:

                                                                                  FOR THE YEARS ENDED
                                                                      OCTOBER 31, 1997             OCTOBER 31, 1996
                                                                  ------------------------      ----------------------
        EAGLE SHARES                                               SHARES        AMOUNT         SHARES       AMOUNT
        ------------                                              ---------    -----------      -------    -----------
        Shares sold.............................................    459,654    $11,104,451      534,815    $11,648,653
        Shares issued on reinvestment of distributions..........     21,188        475,249       11,917        251,561
        Shares redeemed.........................................   (125,683)    (2,972,703)     (50,151)    (1,114,981)
                                                                  ---------    -----------      -------    -----------
        Net increase............................................    355,159    $ 8,606,997      496,581    $10,785,233
                                                                               ===========                 ===========
        Shares outstanding:
          Beginning of year.....................................    976,144                     479,563
                                                                  ---------                     -------
          End of year...........................................  1,331,303                     976,144
                                                                  =========                     =======

                                                                                  FOR THE YEARS ENDED
                                                                      OCTOBER 31, 1997             OCTOBER 31, 1996
                                                                  ------------------------      ----------------------
        CLASS A SHARES                                             SHARES        AMOUNT         SHARES       AMOUNT
        --------------                                            ---------    -----------      -------    -----------
        Shares sold.............................................    145,840    $ 3,468,293      159,739    $ 3,524,406
        Shares issued on reinvestment of distributions..........      3,346         75,081           --             --
        Shares redeemed.........................................    (33,267)      (815,865)     (19,896)      (444,547)
                                                                  ---------    -----------      -------    -----------
        Net increase............................................    115,919    $ 2,727,509      139,843    $ 3,079,859
                                                                               ===========                 ===========
        Shares outstanding:
          Beginning of year.....................................    139,843                          --
                                                                  ---------                     -------
          End of year...........................................    255,762                     139,843
                                                                  =========                     =======

                               16  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

                                                                                  FOR THE YEARS ENDED
                                                                      OCTOBER 31, 1997             OCTOBER 31, 1996
                                                                  ------------------------      ----------------------
        CLASS C SHARES                                             SHARES        AMOUNT         SHARES       AMOUNT
        --------------                                            ---------    -----------      -------    -----------
        Shares sold.............................................    121,689    $ 2,915,342       56,036    $ 1,238,468
        Shares issued on reinvestment of distributions..........      1,158         25,899           --             --
        Shares redeemed.........................................    (18,479)      (439,911)      (2,012)       (44,397)
                                                                  ---------    -----------      -------    -----------
        Net increase............................................    104,368    $ 2,501,330       54,024    $ 1,194,071
                                                                               ===========                 ===========
        Shares outstanding:
          Beginning of year.....................................     54,024                          --
                                                                  ---------                     -------
          End of year...........................................    158,392                      54,024
                                                                  =========                     =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the year ended October 31, 1997, purchases and sales of investment securities (excluding repurchase agreements and short term obligations) aggregated $27,640,397 and $16,594,704, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Eagle Asset Management, Inc. ( the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 1.00% of the Fund's average daily net assets, computed daily and payable monthly. Currently, the Manager has voluntarily agreed to waive its fee to the extent that Fund operating expenses exceed 2.60%, 1.97% and 2.72% on an annual basis of the Fund's average daily net assets for Eagle Class Shares, Class A and Class C Shares, respectively. Management fees of $91,433 were waived for the year ended October 31, 1997. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 1999, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fees waived of $134,735 for the year ended October 31, 1996, if total Fund expenses fall below the annual expense limitations before the end of October 31, 1998.

        The Manager has entered into an agreement with Martin Currie, Inc., a New York Corporation, (the "Subadviser") to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .50% of average daily net assets on the first $100 million of assets and .40% thereafter without regard to any reduction due to the imposition of expense limitations. For the year ended October 31, 1997 the Subadviser earned $175,957 for Subadviser fees, which were paid by the Manager.

        Heritage Asset Management, Inc. ("Heritage"), an affiliate of the Manager, is the Dividend Paying and Shareholder Servicing Agent for the Fund. Heritage also may provide certain administrative services for the Fund and may receive a fee from the Manager for performing these administrative services.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $90,013 in front-end sales charges and $1,902 in contingent deferred sales charges for the year ended October 31, 1997. The Distributor paid commissions to salespersons and from these fees incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, at amended, the Fund is authorized to pay the Distributor a fee, equal to .25% of the average daily net assets for Class A Shares. Under the Eagle Class and Class C Distribution Plans, the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets for each Class. Such fees are accrued daily and payable monthly. The Manager, Heritage and Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies that are advised by Heritage (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an interested person of Heritage received an annual fee of $8,000, an additional fee of $2,000 for each combined quarterly meeting of the Heritage funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

Note 5: FEDERAL INCOME TAXES. For the year ended October 31, 1997, to reflect reclassifications arising from permanent book/tax differences primarily attributable to foreign currency gains, the Fund credited undistributed net investment income and debited accumulated net realized gain $260,960.

Note 6: FINANCIAL INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Subadviser anticipates purchasing

                               17  ANNUAL REPORT

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

        securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

        At October 31, 1997, the Fund had no outstanding forward foreign currency exchange contracts ("forward contracts"). The Fund may enter into forward contracts to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of these parties to meet the terms of their contracts.

                               18  ANNUAL REPORT

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of Heritage Series Trust-Eagle International Equity Portfolio

      In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Heritage Series Trust-Eagle International Equity Portfolio (the "Fund") at October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights for the period May 1, 1995 (commencement of operations) to October 31, 1995 were audited by other independent accountants whose report dated November 29, 1995 expressed an unqualified opinion on those financial highlights.

Price Waterhouse LLP
Tampa, Florida

December 17, 1997

                               19  ANNUAL REPORT

                      (This page intentionally left blank)

EAGLE INTERNATIONAL EQUITY PORTFOLIO

P.O. Box 10520
St. Petersburg, FL 33733

INVESTMENT ADVISER

Eagle Asset Management, Inc.
P.O. Box 10520
St. Petersburg, FL 33733
(800) 237-3101

INVESTMENT SUBADVISER

Martin Currie Inc.
Saltire Court
20 Castle Terrace
Edinburgh, Scotland EH1 2ES

DISTRIBUTOR

Raymond James & Associates, Inc.
P.O. Box 12749
St. Petersburg, FL 33733
(813) 573-3800

TRANSFER AGENT/
DIVIDEND DISBURSING AGENT

Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
                           EAGLE INTERNATIONAL EQUITY
                                   PORTFOLIO

                                 ANNUAL REPORT

                                October 31, 1997